Segment Reporting - Information Regarding Results of Reportable Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	$ 7,357,064	$ 6,468,785	[2]
Fuel surcharge	[1]	1,455,427	751,644	[2]
Total revenue	[1]	8,812,491	7,220,429	[3]
Operating income (loss)		1,146,038	979,229	[3]
Depreciation and amortization		430,593	393,032
Gain (loss) on sale of land and buildings		43	(19)
Gain on sale of assets held for sale		77,911	12,209
Loss on sale of intangible assets			(1)
Gain on sale of business		73,653	0	[3]
Bargain purchase gain		0	283,593	[3],[4]
Intangible assets		1,592,110	1,792,921	[5]
Total assets		5,505,830	5,883,663	[5]
Total liabilities		3,042,760	3,573,308	[5]
Additions to property and equipment		351,269	267,173
Operating Segments | Package and Courier
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	498,972	560,147	[2]
Fuel surcharge	[1]	151,872	81,302	[2]
Total revenue	[1]	650,844	641,449
Operating income (loss)		134,306	108,440
Depreciation and amortization		26,532	26,404
Loss on sale of intangible assets			(1)
Intangible assets		180,119	193,765
Total assets		362,724	379,881
Total liabilities		126,383	128,599
Additions to property and equipment		15,097	19,347
Operating Segments | Less-Than-Truckload
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	3,243,556	2,440,640	[2]
Fuel surcharge	[1]	779,607	374,750	[2]
Total revenue	[1]	4,023,163	2,815,390
Operating income (loss)		470,807	572,798
Depreciation and amortization		152,666	116,060
Gain (loss) on sale of land and buildings			(16)
Gain on sale of assets held for sale		55,714	1,640
Bargain purchase gain	[4]		271,593
Intangible assets		167,798	188,604
Total assets		2,275,672	2,351,138
Total liabilities		836,937	957,148
Additions to property and equipment		168,667	65,543
Operating Segments | Truckload
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	1,986,331	1,901,157	[2]
Fuel surcharge	[1]	464,707	261,595	[2]
Total revenue	[1]	2,451,038	2,162,752
Operating income (loss)		366,868	230,189
Depreciation and amortization		212,430	211,561
Gain (loss) on sale of land and buildings		43
Gain on sale of assets held for sale		22,197	10,569
Intangible assets		775,464	955,608
Total assets		1,861,093	2,317,615
Total liabilities		464,962	559,438
Additions to property and equipment		165,953	181,313
Operating Segments | Logistics
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	1,689,122	1,620,926	[2]
Fuel surcharge	[1]	74,158	41,146	[2]
Total revenue	[1]	1,763,280	1,662,072
Operating income (loss)		140,446	142,794
Depreciation and amortization		38,244	38,208
Gain (loss) on sale of land and buildings			(3)
Bargain purchase gain	[4]		12,000
Intangible assets		468,547	454,612
Total assets		731,564	746,638
Total liabilities		239,916	248,122
Additions to property and equipment		1,150	809
Corporate
Disclosure Of Operating Segments [Line Items]
Operating income (loss)		33,611	(74,992)
Depreciation and amortization		721	799
Gain on sale of business		73,653
Intangible assets		182	332
Total assets		274,777	88,391
Total liabilities		1,374,687	1,680,135
Additions to property and equipment		402	161
Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	(60,917)	(54,085)	[2]
Fuel surcharge	[1]	(14,917)	(7,149)	[2]
Total revenue	[1]	(75,834)	(61,234)
Total liabilities		$ (125)	$ (134)

[1]	Includes intersegment revenue and intersegment fuel surcharge
[2]	Changes in presentation for consistency with the current year presentation: “intersegment revenue and fuel surcharge” presented separately in previous periods is now presented within “revenue” and “fuel surcharge”.
[3]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
[4]	Adjustments to provisional amounts of UPS Freight prior year business combination (see note 5d))
[5]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).